PRUDENTIAL WORLD FUND, INC.

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

December 29, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:     497(j) Filing for Prudential World Fund, Inc.
     Registration numbers 002-89725 and 811-03981

Ladies and Gentlemen,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically via EDGAR on December 28, 2011.

     Thank you for your attention to this filing. Please direct any questions to the undersigned at (973) 802-6469.

                              Sincerely,

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary